EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Equity [abstract]
Net income (loss)	$ 590	$ 816	$ 1,949	$ 2,051
Dilutive effect of conversion of subsidiary preferred shares	(37)	(38)	(74)	(75)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	0	(14)	0	(25)
Profit (loss), attributable to ordinary equity holders of parent entity	553	764	1,875	1,951
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	1	0	3	0
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 554	$ 764	$ 1,878	$ 1,951
Weighted average - common shares	1,564.4	1,508.2	1,566.0	1,509.3
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	52.7	41.8	55.9	38.0
Common shares and common share equivalents	1,617.1	1,550.0	1,621.9	1,547.3